Goodwill - Movements in goodwill (Details) - Goodwill $ in Thousands	12 Months Ended
Sep. 30, 2022 CAD ($)
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 8,139,701
Business acquisitions	630,848
Goodwill reallocation	0
Foreign currency translation adjustment	(289,093)
Ending balance	8,481,456
Western and Southern Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,022,350
Business acquisitions	516,204
Goodwill reallocation	(3,236)
Foreign currency translation adjustment	(95,299)
Ending balance	1,440,019
U.S. Commercial and State Government
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,169,772
Business acquisitions	9,970
Goodwill reallocation	0
Foreign currency translation adjustment	98,434
Ending balance	1,278,176
Canada
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,142,148
Business acquisitions	0
Goodwill reallocation	0
Foreign currency translation adjustment	0
Ending balance	1,142,148
U.S. Federal
Reconciliation of changes in goodwill [abstract]
Beginning balance	947,782
Business acquisitions	73,375
Goodwill reallocation	0
Foreign currency translation adjustment	87,110
Ending balance	1,108,267
Scandinavia and Central Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,140,573
Business acquisitions	0
Goodwill reallocation	367,907
Foreign currency translation adjustment	(163,134)
Ending balance	1,345,346
U.K. and Australia
Reconciliation of changes in goodwill [abstract]
Beginning balance	895,921
Business acquisitions	31,299
Goodwill reallocation	0
Foreign currency translation adjustment	(92,260)
Ending balance	834,960
Finland, Poland and Baltics
Reconciliation of changes in goodwill [abstract]
Beginning balance	619,990
Business acquisitions	0
Goodwill reallocation	0
Foreign currency translation adjustment	(52,362)
Ending balance	567,628
Northwest and Central-East Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	931,361
Business acquisitions	0
Goodwill reallocation	(364,671)
Foreign currency translation adjustment	(65,383)
Ending balance	501,307
Asia Pacific
Reconciliation of changes in goodwill [abstract]
Beginning balance	269,804
Business acquisitions	0
Goodwill reallocation	0
Foreign currency translation adjustment	(6,199)
Ending balance	$ 263,605